Financial risk management (Details 5) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	$ 34,139	$ 32,724
Transferred Assets And In Custody [Member]
IfrsStatementLineItems [Line Items]
Assets	4,675
Negotiable Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	13,716	17,281
Mutual funds member
IfrsStatementLineItems [Line Items]
Assets	14,985	12,816
Cash and cash equivalents	$ 763	$ 2,627